Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

SUPPLEMENTARY DATA

Quarterly Financial Information (Unaudited)

The following tables set forth select unaudited financial information by calendar quarter:

	2011
(In millions—except per share data)	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter

Premiums	$542.7	$539.8	$537.0	$533.8
Administrative fees	28.1	28.5	29.5	29.4
Net investment income	155.9	147.3	152.6	157.0
Net capital gains (losses)	1.0	7.7	(13.1)	(2.5)

Total revenues	727.7	723.3	706.0	717.7
Benefits to policyholders	446.5	432.2	452.4	440.1
Net income	38.6	47.0	17.8	33.3

Net income per common share:
Basic	$0.87	$1.06	$0.40	$0.72
Diluted	0.87	1.05	0.40	0.72

	2010
(In millions—except per share data)	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter

Premiums	$524.5	$532.8	$532.9	$507.5
Administrative fees	29.8	29.1	29.3	28.3
Net investment income	158.0	152.7	141.9	149.9
Net capital losses	(2.1)	(29.6)	(12.9)	(7.0)

Total revenues	710.2	685.0	691.2	678.7
Benefits to policyholders	412.1	400.9	424.4	382.4
Net income	51.3	45.2	40.2	49.2

Net income per common share:
Basic	$1.11	$0.97	$0.85	$1.04
Diluted	1.11	0.97	0.85	1.03